Unaudited Pro Forma Financial Information Presents Consolidated Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TransitChek Acquisition
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	$ 179,082	$ 166,820
Net income attributable to common stockholders	7,927	35,256
Net income per share attributable to common stockholders:
Basic	$ 0.44	$ 22.95
Diluted	$ 0.32	$ 1.76
Benefit Concepts, Inc And Choice Care Card, Llc
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenue	192,744	164,696
Net income attributable to common stockholders	$ 5,641	$ 25,454
Net income per share attributable to common stockholders:
Basic	$ 0.31	$ 16.57
Diluted	$ 0.23	$ 1.27